INSURANCE CONTRACTS - Schedule of Insurance under Contract (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	$ 1,902	$ 1,987
Changes that relate to current service:
Contractual service margin recognized for services provided	(146)	(172)
Change in risk adjustment recognized for the risk expired	(41)	(46)
Experience adjustments	(15)	(26)
Changes that relate to future service:
Contracts initially recognized in the period	0	0
Changes in estimates that adjust the contractual service margin	0	0
Changes that relate to past services:
Adjustments to liabilities for incurred claims	13	(3)
Insurance finance income/(expenses)	23	(31)
Foreign currency translation	43	(36)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(123)	(314)
Premiums received	194	327
Claims and other insurance service expenses paid	(31)	(18)
Insurance acquisition cash flows	(28)	(40)
Insurance liabilities at the end	1,914	1,942
Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	352	415
Changes that relate to current service:
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	(15)	(26)
Changes that relate to future service:
Contracts initially recognized in the period	(130)	(243)
Changes in estimates that adjust the contractual service margin	50	(51)
Changes that relate to past services:
Adjustments to liabilities for incurred claims	11	(2)
Insurance finance income/(expenses)	(3)	(16)
Foreign currency translation	9	(6)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(78)	(344)
Premiums received	194	327
Claims and other insurance service expenses paid	(31)	(18)
Insurance acquisition cash flows	(28)	(40)
Insurance liabilities at the end	409	340
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	585	616
Changes that relate to current service:
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	(41)	(46)
Experience adjustments	0	0
Changes that relate to future service:
Contracts initially recognized in the period	48	68
Changes in estimates that adjust the contractual service margin	(120)	(53)
Changes that relate to past services:
Adjustments to liabilities for incurred claims	2	(1)
Insurance finance income/(expenses)	15	(24)
Foreign currency translation	12	(11)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(84)	(67)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance liabilities at the end	501	549
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	965	956
Changes that relate to current service:
Contractual service margin recognized for services provided	(146)	(172)
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	0	0
Changes that relate to future service:
Contracts initially recognized in the period	82	175
Changes in estimates that adjust the contractual service margin	70	104
Changes that relate to past services:
Adjustments to liabilities for incurred claims	0	0
Insurance finance income/(expenses)	11	9
Foreign currency translation	22	(19)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	39	97
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance liabilities at the end	$ 1,004	$ 1,053